Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

Years Ended December 31, 2011, 2010 and 2009 (in millions)

Description	Balance 12/31/2010	Additions or (deductions) charged or (credited) to expenses	Other additions or (deductions)	Balance 12/31/2011
Reserves deducted from related assets:
Doubtful accounts receivable – continuing operations	$4.2	$0.8	$0.0	$5.0
Deferred tax asset valuation allowance	$22.7	$(1.3)	$0.0	$21.4
Environmental accruals	$104.6	$5.0	$(7.3)[1]	$102.3

1	Comprised of environmental remediation spending of $6.2 and currency exchange of $1.1.

Description	Balance 12/31/2009	Additions or (deductions) charged or (credited) to expenses	Other additions or (deductions)	Balance 12/31/2010
Reserves deducted from related assets:
Doubtful accounts receivable – continuing operations	$5.8	$0.0	$(1.6)[1]	$4.2
Doubtful accounts receivable – discontinued operations	$0.8	$0.0	$(0.8)[1]	$0.0
Deferred tax asset valuation allowance	$39.7	$(17.0)	$0.0	$22.7
Environmental accruals	$105.4	$7.2	$(8.0)[2]	$104.6

1	Principally bad debts written off partially offset by currency exchange.

2	Comprised of environmental remediation spending of $5.9 and currency exchange of $2.1.

Description	Balance 12/31/2008	Additions or (deductions) charged or (credited) to expenses	Other additions or (deductions)	Balance 12/31/2009
Reserves deducted from related assets:
Doubtful accounts receivable – continuing operations	$5.9	$0.0	$(0.1)[1]	$5.8
Doubtful accounts receivable – discontinued operations	$0.3	$0.5	$(0.0)[1]	$0.8
Deferred tax asset valuation allowance	$35.4	$4.3	$0.0	$39.7
Environmental accruals	$101.1	$5.7	$(1.4)[2]	$105.4

1	Principally bad debts written off partially offset by currency exchange.

2	Comprised of environmental remediation spending of $4.8, currency exchange of $1.6, and a reclassification of environmental related restructuring accrual of $1.8 to environmental accruals.